Borrowings, Other Debts and Derivative Liabilities - Schedule of Short-Term Borrowings (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Schedule of Short-Term Borrowings [Abstract]
Bank borrowings	¥ 16,000	$ 2,320	¥ 9,063